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APPENDIX I               UNITED STATES                        OMB APPROVAL
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               SECURITIES AND EXCHANGE COMMISSION       OMB Number:   3235-0456
               Washington, D.C. 20549                   Expires: June 30, 2009
                                                        Estimated average burden
                                                        hours per response.... 2
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.  NAME AND ADDRESS OF ISSUER:
                                       Neuberger Berman Equity Funds
                                       605 Third Avenue, 2nd Floor
                                       New York, NY 10158-0180

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2.      THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS
FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): / /
          Neuberger Berman All Cap Growth Fund (All Classes)
          Neuberger Berman Century Fund (All Classes)
          Neuberger Berman Equity Income Fund (All Classes)
          Neuberger Berman Fasciano Fund (All Classes)
          Neuberger Berman Focus Fund (All Classes)
          Neuberger Berman Genesis Fund (All Classes)
          Neuberger Berman Global Real Estate Fund (All Classes)
          Neuberger Berman Guardian Fund (All Classes)
          Neuberger Berman International Fund (All Classes)
          Neuberger Berman International Institutional Fund (All Classes) Neuberger Berman International Large Cap Fund (Trust Class and
           Institutional Class)
          Neuberger Berman Manhattan Fund (All Classes)
          Neuberger Berman Millennium Fund (All Classes)
          Neuberger Berman Partners Fund (All Classes)
          Neuberger Berman Premier Analysts Fund (All Classes)
          Neuberger Berman Premier Convergence  Fund (All Classes)
          Neuberger Berman Premier Dividend Fund (All Classes)
          Neuberger Berman Premier Energy Fund (All Classes)
          Neuberger Berman Real Estate Fund (All Classes)
          Neuberger Berman Regency Fund (All Classes)
          Neuberger Berman Socially Responsive Fund (All Classes)
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3. INVESTMENT COMPANY ACT FILE NUMBER:     811-582

     SECURITIES ACT FILE NUMBER:    002-11357


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4(a).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                 August 31, 2007

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4(b). CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR
DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)          N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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

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4(c). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.
                                                                       N/A

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5.  CALCULATION OF REGISTRATION FEE:
          (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
              PURSUANT TO SECTION 24(f):                       $5,477,760,313.87
                                                                  --------------

         (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                  $6,948,725,762.73
                                                  -----------------

        (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
              DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
              FEES PAYABLE TO THE COMMISSION:                      $0
                                                                   --

        (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii)$6,948,725,762.73
              AND 5(iii):                                      -----------------

          (v) NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM 5(iv)
              [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                           $0
                                                                              --

         (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE   $1,470,965,448.86
                                                               -----------------
              YEARS - IF ITEM 5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:

        (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
              INSTRUCTION C.9):                x                      $0.0000307
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       (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
               5(vii)] (ENTER 'O' IF NO FEE IS DUE):          =               $0
                                                                              --

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6. PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use
by the issuer in future fiscal years, then state that number here:         N/A.
                                                                           ---
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7.  INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END
    OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                             +                                    $            0
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8.  TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE
    5(VII) PLUS LINE 7]:
                             =                                                $0
                                                                              --
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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
   COMMISSION'S LOCKBOX DEPOSITORY:
                 N/A
                   Method of Delivery:
                                    [] Wire Transfer
                                    [] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*             /s/ John M. McGovern
                                       -----------------------------------------
                                       Name

                                       John M. McGovern, Treasurer and Principal
                                       Accounting  and Financial Officer
                                       -----------------------------------------
                                       Title
    Date   11/29/07

*Please print the name and title of the signing officer below the signature.